Mercedes-Benz Auto Receivables
T
rust 2025-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2025
Dates
31-Jan-2025
Actual/360 Days
26
30/360 Days
22
18-Feb-2025
15-Feb-2025
Collection Period No.
1
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1, A-2B Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Dec-2024
13-Feb-2025
14-Feb-2025
18-Feb-2025
23-Jan-2025
23-Jan-2025
Summary
Beginning
Balance
228,300,000.00
155,680,000.00
355,000,000.00
480,680,000.00
90,410,000.00
Principal
Payment
92,004,672.74
0.00
0.00
0.00
0.00
Ending
Balance
136,295,327.26
155,680,000.00
355,000,000.00
480,680,000.00
90,410,000.00
Clas
s
A-1 Notes
Clas
s
A-2A Notes
Clas
s
A-2B Notes
Clas
s
A-3 Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
402.999005
0.000000
0.000000
0.000000
0.000000
Initial
Balance
228,300,000.00
155,680,000.00
355,000,000.00
480,680,000.00
90,410,000.00
Note
Factor
0.597001
1.000000
1.000000
1.000000
1.000000
1,310,070,000.00
1,218,065,327.26
92,004,672.74
T
otal Note Balance
1,310,070,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
33,599,469.69
1,343,669,469.69
56,330,004.86
1,399,999,474.55
33,591,736.74
1,251,657,064.00
52,476,552.59
1,304,133,616.59
33,599,469.69
1,343,669,469.69
56,330,004.86
1,399,999,474.55
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
33,599,469.69
33,591,736.74
33,591,736.74
Clas
s
A-1 Notes
Clas
s
A-2A Notes
Clas
s
A-2B Notes
Clas
s
A-3 Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
4.500000%
4.671650%
4.780000%
4.920000%
Interest Payment
0.00
428,120.00
1,197,759.15
1,404,119.69
271,832.73
Interest per
$1000 Fac
e
Amount
0.000000
2.750000
3.373969
2.921111
3.006667
Interest & Principal
Payment
92,004,672.74
428,120.00
1,197,759.15
1,404,119.69
271,832.73
Interest & Principal Payment
per $1000 Fac
e
Amount
402.999005
2.750000
3.373969
2.921111
3.006667
$95,306,504.31
T
otal
$3,301,831.57

Mercedes-Benz Auto Receivables
T
rust 2025-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2025
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
1
13,760,173.60
0.00
1
13,760,173.60
93,779,887.94
18,490,528.93
1,341,215.05
0.00
42,562.77
0.00
105,978.91
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
2,333,332.46
0.00
0.00
3,301,831.57
0.00
0.00
92,004,672.74
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
1
13,760,173.60
16,120,336.83
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
2,333,332.46
0.00
0.00
0.00
2,333,332.46
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2A Notes
thereof on Clas
s
A-2B Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
3,301,831.57
0.00
428,120.00
1,197,759.15
1,404,119.69
271,832.73
0.00
0.00
0.00
0.00
0.00
0.00
3,301,831.57
0.00
428,120.00
1,197,759.15
1,404,119.69
271,832.73
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2A
Notes
thereof on Clas
s
A-2B
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
3,301,831.57
3,301,831.57
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
92,004,672.74
0.00
0.00
0.00
92,004,672.74
Aggregate Principal Distributabl
e
Amount
92,004,672.74
92,004,672.74
0.00

Mercedes-Benz Auto Receivables
T
rust 2025-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2025
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
3,359,173.67
0.00
3,359,173.67
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
3,309.83
102,669.08
105,978.91
3,359,173.67
0.00
3,309.83
3,309.83
0.00
Notice to Investors
The fair value of the Notes and the Certificates on the Closing Date is summarized as follows:
Clas
s
A-1 Notes $226M (15.8%), Clas
s
A-2A
Notes $156M (10.8%), Clas
s
A-2B Notes $355M (24.7%), Clas
s
A-3 Notes $481M (33.5%), Clas
s
A-4 Notes $90M (6.3%), Certificates
$127M (8.8%),
T
otal $1,435M (100.0%*).
The Depositor must retain a percentage interest in the Certificates with a fair value of at least 5% of the aggregate fair value of the Notes and
Certificates, or $71,746,224, according to Regulation RR.
*Percentages don’t add up due to rounding
.

Mercedes-Benz Auto Receivables
T
rust 2025-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2025
Pool Statistics
Pool Data
7.97%
54.94
12.37
Cutoff Date Pool Balance
Amount
1,399,999,474.55
Pool Balance beginning of Collection Period
1,399,999,474.55
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
1,304,133,616.59
28,031
29,020
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
29,020
49,285,333.90
44,494,554.04
42,315.42
2,043,654.60
Pool Factor
93.15%
7.95%
57.50
9.98

Mercedes-Benz Auto Receivables
T
rust 2025-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2025
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
28,031
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
99.61%
0.30%
0.09%
-
%
100.00%
1,299,090,127.01
3,853,502.73
1,189,986.85
0.00
1,304,133,616.59
27,942
71
18
0
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.091%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
16,447.28
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.314%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
707,233.17
707,233.17
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
43
43
Losses
(1)
Amount
2,043,654.60
1,336,421.43
-
Number of Receivables
Number of Receivables
Amount
2,043,654.60
1,336,421.43
-
Current
Cumulative
0.051%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
0.314%
Prior Collection Period
NA Second Prior
Collection Period
NA Third Prior Collection Period
NA